Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income (loss) attributable to Arcos Dorados Holdings Inc	$ 78,810	$ (51,633)	$ (109,333)
Non-cash charges and credits:
Depreciation and amortization	92,969	110,715	116,811
Loss from derivative instruments	3,065	2,894	685
Amortization and accrual of letter of credit fees and deferred financing costs	3,974	3,982	4,195
Gain of property and equipment sales	(55,163)	(10,942)	(890)
Net income attributable to non-controlling interests	178	264	305
Deferred income taxes	5,499	(9,057)	7,419
Foreign currency exchange results	(33,348)	23,239	55,894
Accrued net share-based compensation expense	3,558	4,082	9,252
Impairment of long-lived assets and goodwill	12,742	13,022	52,915
Write-offs and related contingencies of property and equipment	5,776	6,038	7,111
Gain on Sales of restaurants businesses	(16,549)	(3,390)	(1,079)
Others, net	6,459	6,892	7,418
Changes in assets and liabilities:
Accounts payable	35,815	25,020	(16,128)
Accounts and notes receivable and other receivables	(32,604)	2,369	(9,779)
Inventories, prepaid and other assets	26,763	(45,900)	53,082
Income taxes payable	9,480	15,786	15,884
Other taxes payable	8,180	(2,568)	(27)
Interest payable	(9,533)	(3,746)	(1,054)
Accrued payroll and other liabilities and provision for contingencies	15,412	24,195	(198)
Others	2,706	1,427	608
Net cash provided by operating activities	164,189	112,689	193,091
Investing activities
Property and equipment expenditures	(92,282)	(90,964)	(169,813)
Purchases of restaurant businesses paid at acquisition date	0	(1,091)	(825)
Proceeds from sale of property and equipment and related advances	88,380	19,738	3,237
Proceeds from sales of restaurant businesses and related advances	25,090	3,861	1,938
Loans collected from / (granted to) related parties	1,800	9,702	(2,500)
Other investing activity	30	(1,361)	(1,001)
Net cash provided by (used in) investing activities	23,018	(60,115)	(168,964)
Financing activities
Proceeds from secured loan agreement	167,262	0	0
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	0	(12,509)	(50,036)
Net (payment) collection of derivative instruments	(6,268)	19,817	0
Purchase of 2023 Notes	(80,800)	0	0
Purchase and repayment of 2016 Notes	(181,156)	(11,710)	0
Issuance of other long-term debt	0	0	33,267
Net short-term borrowings	(2,488)	(29,043)	26,296
Other financing activities	(9,545)	(8,818)	(8,343)
Net cash (used in) provided by financing activities	(112,995)	(42,263)	1,184
Effect of exchange rate changes on cash and cash equivalents	8,072	(36,822)	(61,929)
Increase (decrease) in cash and cash equivalents	82,284	(26,511)	(36,618)
Cash and cash equivalents at the beginning of the year	112,519	139,030	175,648
Cash and cash equivalents at the end of the year	194,803	112,519	139,030
Supplemental cash flow information:
Interest	76,605	64,229	71,369
Income tax	39,135	11,191	13,139
Non-cash investing and financing activities:
Dividend declared pending of payment	0	0	12,509
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	0	2,113	1,864
Exchange of assets	$ 2,150	$ 0	$ 0